(Loss)/ Earnings Per Share - Schedule of Basic and Diluted Net (Loss)/Earnings Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net (loss)/income attributable to Big Tree Cloud Holdings Limited		$ (32,530,121)	$ 640,485	$ 279,565
Numerator for basic (loss)/earnings per share calculation		(32,530,121)	640,485	279,565
Numerator for diluted (loss)/earnings per share calculation		$ (32,530,121)	$ 640,485	$ 279,565
Denominator:
Weighted average number of ordinary shares – basic	[1]	81,308,523	51,980,418	50,000,000
Weighted average number of ordinary shares – diluted	[1]	81,308,523	51,980,418	50,000,000
Denominator for basic (loss)/earnings per share calculation	[1]	81,308,523	51,980,418	50,000,000
Denominator for diluted (loss)/earnings per share calculation	[1]	81,308,523	51,980,418	50,000,000
(Loss)/earnings per ordinary share
– Basic and diluted	[1]	$ (0.4001)	$ 0.0123	$ 0.0056
– Diluted	[1]	$ (0.4001)	$ 0.0123	$ 0.0056

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.